Leases - Amounts recognised in the consolidated income statement - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Quantitative Information About Leases [Line Items]
Expenses in respect of leases of low value assets and short term leases	£ 28	£ 39
Expenses in respect of variable lease payments	3	11
Total cash outflow for leases	£ 179	£ 180
Plant and machinery
Disclosure Of Quantitative Information About Leases [Line Items]
Operating lease expenses			£ 19
Other assets (mainly properties)
Disclosure Of Quantitative Information About Leases [Line Items]
Operating lease expenses			£ 101